FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Assets
Trading securities	$ 30.6	$ 26.3
Derivative assets	5.2	3.6
Bank drafts	21.3	23.0
Liabilities
Derivative liabilities	6.0	8.7
Contingent consideration liability		1.6
Cash and cash equivalents
Assets
Trading securities	0.4	0.2
Other current assets
Assets
Trading securities	30.2	26.1
Quoted Prices in Active Markets (Level 1)
Assets
Trading securities	26.0	21.5
Derivative assets		0.1
Bank drafts	21.3	23.0
Liabilities
Derivative liabilities	0.4
Significant Other Observable Inputs (Level 2)
Assets
Trading securities	4.6	4.8
Derivative assets	5.2	3.5
Liabilities
Derivative liabilities	$ 5.6	8.7
Significant Other Observable Inputs (Level 3)
Liabilities
Contingent consideration liability		$ 1.6